Consolidated Statements of Cash Flows (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (56,824)	$ (21,663)	$ (219,710)	$ 35,379	$ (25,687)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	183	206	843	1,287	1,252
Amortization of premiums and discounts on marketable securities	0	(79)	(79)	(375)	57
Non-cash lease expense	512	416	1,754	1,337	1,119
Impairment of Right of use asset			710	0	0
Loss on disposal of property and equipment	(2)	0	477	(147)	0
Stock-based compensation expense	1,431	2,276	22,524	11,194	7,720
Non-cash interest expense	0	398	455	953	1,012
Warrant liabilities revaluation	(1,042)	4,079	(12,746)	(20,882)	2,339
Contingent value right liability revaluation	39,300	0	18,300	0	0
Forward contract liabilities revaluation	6,890	0	149,600	0	0
Loss on extinguishment of debt			740	0	0
Provision (benefit) for deferred taxes			(19,000)	0	0
Changes in operating assets and liabilities:
Accounts receivable	3,864	(243)	726	3,318	(2,690)
Unbilled receivable	611	1,319	181	(3,162)	0
Prepaid expenses, deposits and other assets	1,652	(20)	(1,265)	2,471	(1,451)
Accounts payable	(633)	747	2,834	92	(219)
Income taxes payable			0	(601)	601
Deferred revenue	(5,437)	9,158	5,256	(64,707)	(45,496)
Accrued expenses and other liabilities	(6,426)	(5,359)	(2,761)	2,212	1,061
Net cash used in operating activities	(15,917)	(8,765)	(51,161)	(31,631)	(60,382)
Cash flows from investing activities
Cash assumed in acquisition of Old Cartesian			6,561	0	0
Proceeds from maturities of marketable securities	0	28,254	28,254	19,700	16,400
Payment made for investments			0	0	(2,000)
Purchases of marketable securities			0	(33,501)	(30,455)
Purchases of property and equipment	(602)	(130)	(206)	(1,201)	(1,085)
Net cash provided by (used in) investing activities	(602)	28,124	34,609	(15,002)	(17,140)
Cash flows from financing activities
Proceeds from exercise of common warrants	2,877	0
Proceeds from issuance of Series A Preferred Stock, gross in private placement	40,000	0	20,250	0	0
Repayments of principal, final payment fee, and prepayment penalty on debt			(27,457)	0	0
Debt amendment fee included in debt discount			0	(110)	0
Net proceeds from issuance of common stock and common warrants			0	36,859	0
Settlement of outstanding equity awards at Merger			(6,169)	0	0
Proceeds from exercise of stock options	154	0	0	156	778
Proceeds from issuance of common stock under Employee Stock Purchase Plan	0	149	231	189	161
Net cash (used in) provided by financing activities	43,031	149	(13,145)	39,215	52,897
Effect of exchange rate changes on cash	(5)	(21)	(53)	20	(3)
Net change in cash, cash equivalents, and restricted cash	26,507	19,487	(29,750)	(7,398)	(24,628)
Cash, cash equivalents, and restricted cash at beginning of period	78,288	108,038	108,038	115,436	140,064
Cash, cash equivalents, and restricted cash at end of period	104,795	127,525	78,288	108,038	115,436
Supplemental cash flow information
Cash paid for interest	0	625	1,853	2,248	2,002
Noncash investing and financing activities
Purchase of property and equipment not yet paid	$ 0	$ 48	$ 128	$ 17	$ 224